Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 11,395	£ 6,508	£ 4,806
Interest paid	6,326	2,089	1,064
Dividends received	0	0	0
Cash outflow for leases	50	28	28
Disposal of non-controlling interests	£ 0	£ 0	£ 181